Note Allowance for loan losses (Credit quality indicators of non-covered loans held-in-portfolio based obligor risk ratings) (Detail) $ in Thousands		Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 24,292,794	[1],[2]	$ 22,773,747	[3],[4]
Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,158,076		851,514
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		732,392		653,338
Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,388,917		1,404,885
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,595		29,457
Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		11,252		3,460
Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		3,293,232		2,942,654
Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		20,999,562		19,831,093
Commercial multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,357,092		1,238,836
Commercial multi-family | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		13,195		15,553
Commercial multi-family | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		8,053		8,179
Commercial multi-family | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		14,767		6,766
Commercial multi-family | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Commercial multi-family | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Commercial multi-family | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		36,015		30,498
Commercial multi-family | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,321,077		1,208,338
CRE non-owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		4,092,870		3,921,601
CRE non-owner occupied | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		374,334		367,621
CRE non-owner occupied | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		351,572		387,636
CRE non-owner occupied | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		344,757		343,774
CRE non-owner occupied | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		155
CRE non-owner occupied | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
CRE non-owner occupied | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,070,663		1,099,186
CRE non-owner occupied | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		3,022,207		2,822,415
CRE owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,142,589		2,035,220
CRE owner occupied | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		272,149		319,755
CRE owner occupied | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		246,545		109,873
CRE owner occupied | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		363,580		370,060
CRE owner occupied | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,124		17,788
CRE owner occupied | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
CRE owner occupied | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		884,398		817,476
CRE owner occupied | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,258,191		1,217,744
Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		3,896,310		3,602,850
Commercial and industrial | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		457,565		139,139
Commercial and industrial | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		109,157		134,207
Commercial and industrial | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		365,630		381,153
Commercial and industrial | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		471		11,514
Commercial and industrial | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		126		12
Commercial and industrial | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		932,949		666,025
Commercial and industrial | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,963,361		2,936,825
Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		11,488,861		10,798,507
Commercial | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,117,243		842,068
Commercial | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		715,327		639,895
Commercial | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,088,734		1,101,753
Commercial | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,595		29,457
Commercial | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		126		12
Commercial | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,924,025		2,613,185
Commercial | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		8,564,836		8,185,322
Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		880,029		776,300
Construction | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		36,968		3,050
Construction | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		12,416		9,858
Construction | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		55,821		18,618
Construction | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Construction | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Construction | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		105,205		31,526
Construction | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		774,824		744,774
Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		7,270,407		6,696,361
Mortgages | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,748		4,407
Mortgages | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		3,564		1,987
Mortgages | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		169,926		201,801
Mortgages | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Mortgages | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Mortgages | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		176,238		208,195
Mortgages | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		7,094,169		6,488,166
Legacy
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[5]	32,980		45,293
Legacy | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		688		921
Legacy | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		426		786
Legacy | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		3,302		4,400
Legacy | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Legacy | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Legacy | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		4,416		6,107
Legacy | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		28,564		39,186
Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		809,990		702,893
Leasing | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Leasing | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Leasing | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,926		3,062
Leasing | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Leasing | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,048		0
Leasing | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,974		3,062
Leasing | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		807,016		699,831
Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		3,810,527		3,754,393
Consumer | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		429		1,068
Consumer | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		659		812
Consumer | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		69,208		75,251
Consumer | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Consumer | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		10,078		3,448
Consumer | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		80,374		80,579
Consumer | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		3,730,153		3,673,814
Credit cards
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,093,321		1,100,765
Credit cards | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Credit cards | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Credit cards | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		18,238		18,755
Credit cards | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Credit cards | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Credit cards | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		18,238		18,755
Credit cards | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,075,083		1,082,010
Home equity lines of credit
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		188,172		260,526
Home equity lines of credit | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Home equity lines of credit | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Home equity lines of credit | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		6,341		2,108
Home equity lines of credit | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Home equity lines of credit | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		8,914		2,839
Home equity lines of credit | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		15,255		4,947
Home equity lines of credit | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		172,917		255,579
Personal
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,520,314		1,390,784
Personal | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		429		1,068
Personal | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		659		812
Personal | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		22,859		22,748
Personal | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Personal | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		704		609
Personal | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		24,651		25,237
Personal | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,495,663		1,365,547
Auto
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		850,813		826,601
Auto | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Auto | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Auto | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		5,446		12,321
Auto | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Auto | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		20		0
Auto | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		5,466		12,321
Auto | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		845,347		814,280
Other
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		157,907		175,717
Other | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Other | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Other | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		16,324		19,319
Other | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
Other | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		440		0
Other | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		16,764		19,319
Other | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		141,143		156,398
PUERTO RICO
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	18,078,058		17,168,424
PUERTO RICO | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	1,029,997		764,626
PUERTO RICO | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	669,270		625,888
PUERTO RICO | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	1,130,684		1,203,321
PUERTO RICO | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	2,595		29,457
PUERTO RICO | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	1,634		12
PUERTO RICO | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	2,834,180		2,623,304
PUERTO RICO | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	15,243,878		14,545,120
PUERTO RICO | Commercial multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	146,399		174,540
PUERTO RICO | Commercial multi-family | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	1,387		2,016
PUERTO RICO | Commercial multi-family | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	1,708		383
PUERTO RICO | Commercial multi-family | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 6,831		$ 6,108
Weighted average obligor risk rating	[6]	11.16		11.12
PUERTO RICO | Commercial multi-family | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 0		$ 0
PUERTO RICO | Commercial multi-family | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	0		0
PUERTO RICO | Commercial multi-family | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	9,926		8,507
PUERTO RICO | Commercial multi-family | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 136,473		$ 166,033
Weighted average obligor risk rating	[6]	5.89		5.95
PUERTO RICO | CRE non-owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 2,404,559		$ 2,564,285
PUERTO RICO | CRE non-owner occupied | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	327,811		310,510
PUERTO RICO | CRE non-owner occupied | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	335,011		377,858
PUERTO RICO | CRE non-owner occupied | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 307,579		$ 342,054
Weighted average obligor risk rating	[6]	11.06		11.07
PUERTO RICO | CRE non-owner occupied | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 0		$ 155
PUERTO RICO | CRE non-owner occupied | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	0		0
PUERTO RICO | CRE non-owner occupied | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	970,401		1,030,577
PUERTO RICO | CRE non-owner occupied | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 1,434,158		$ 1,533,708
Weighted average obligor risk rating	[6]	6.99		6.91
PUERTO RICO | CRE owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 1,823,614		$ 1,791,475
PUERTO RICO | CRE owner occupied | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	243,966		310,484
PUERTO RICO | CRE owner occupied | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	215,652		109,873
PUERTO RICO | CRE owner occupied | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 354,990		$ 360,941
Weighted average obligor risk rating	[6]	11.28		11.23
PUERTO RICO | CRE owner occupied | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 2,124		$ 17,788
PUERTO RICO | CRE owner occupied | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	0		0
PUERTO RICO | CRE owner occupied | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	816,732		799,086
PUERTO RICO | CRE owner occupied | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 1,006,882		$ 992,389
Weighted average obligor risk rating	[6]	7.14		7.09
PUERTO RICO | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 2,891,327		$ 2,671,917
PUERTO RICO | Commercial and industrial | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	453,546		136,091
PUERTO RICO | Commercial and industrial | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	108,554		133,270
PUERTO RICO | Commercial and industrial | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 241,695		$ 227,360
Weighted average obligor risk rating	[6]	11.16		11.09
PUERTO RICO | Commercial and industrial | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 471		$ 11,514
PUERTO RICO | Commercial and industrial | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	126		12
PUERTO RICO | Commercial and industrial | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	804,392		508,247
PUERTO RICO | Commercial and industrial | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 2,086,935		$ 2,163,670
Weighted average obligor risk rating	[6]	7.11		7.19
PUERTO RICO | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 7,265,899		$ 7,202,217
PUERTO RICO | Commercial | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	1,026,710		759,101
PUERTO RICO | Commercial | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	660,925		621,384
PUERTO RICO | Commercial | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 911,095		$ 936,463
Weighted average obligor risk rating	[6]	11.17		11.14
PUERTO RICO | Commercial | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 2,595		$ 29,457
PUERTO RICO | Commercial | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	126		12
PUERTO RICO | Commercial | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	2,601,451		2,346,417
PUERTO RICO | Commercial | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 4,664,448		$ 4,855,800
Weighted average obligor risk rating	[6]	7.06		7.06
PUERTO RICO | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 95,369		$ 85,558
PUERTO RICO | Construction | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		110		50
PUERTO RICO | Construction | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		4,122		1,705
PUERTO RICO | Construction | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 1,545		$ 1,668
Weighted average obligor risk rating		11		11
PUERTO RICO | Construction | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 0		$ 0
PUERTO RICO | Construction | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
PUERTO RICO | Construction | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		5,777		3,423
PUERTO RICO | Construction | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 89,592		$ 82,135
Weighted average obligor risk rating		7.76		7.67
PUERTO RICO | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	$ 6,576,779		$ 5,916,500
PUERTO RICO | Mortgages | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	2,748		4,407
PUERTO RICO | Mortgages | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	3,564		1,987
PUERTO RICO | Mortgages | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	155,074		190,090
PUERTO RICO | Mortgages | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	0		0
PUERTO RICO | Mortgages | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	0		0
PUERTO RICO | Mortgages | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	161,386		196,484
PUERTO RICO | Mortgages | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	6,415,393		5,720,016
PUERTO RICO | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	809,990		702,893
PUERTO RICO | Leasing | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	0		0
PUERTO RICO | Leasing | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	0		0
PUERTO RICO | Leasing | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	1,926		3,062
PUERTO RICO | Leasing | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	0		0
PUERTO RICO | Leasing | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	1,048		0
PUERTO RICO | Leasing | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	2,974		3,062
PUERTO RICO | Leasing | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	807,016		699,831
PUERTO RICO | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	3,330,021		3,261,256
PUERTO RICO | Consumer | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	429		1,068
PUERTO RICO | Consumer | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	659		812
PUERTO RICO | Consumer | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	61,044		72,038
PUERTO RICO | Consumer | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	0		0
PUERTO RICO | Consumer | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	460		0
PUERTO RICO | Consumer | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	62,592		73,918
PUERTO RICO | Consumer | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	3,267,429		3,187,338
PUERTO RICO | Credit cards
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,093,221		1,100,607
PUERTO RICO | Credit cards | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
PUERTO RICO | Credit cards | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
PUERTO RICO | Credit cards | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		18,227		18,725
PUERTO RICO | Credit cards | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
PUERTO RICO | Credit cards | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
PUERTO RICO | Credit cards | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		18,227		18,725
PUERTO RICO | Credit cards | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,074,994		1,081,882
PUERTO RICO | Home equity lines of credit
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	6,087		8,351
PUERTO RICO | Home equity lines of credit | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	0		0
PUERTO RICO | Home equity lines of credit | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	0		0
PUERTO RICO | Home equity lines of credit | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	257		185
PUERTO RICO | Home equity lines of credit | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	0		0
PUERTO RICO | Home equity lines of credit | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	0		0
PUERTO RICO | Home equity lines of credit | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	257		185
PUERTO RICO | Home equity lines of credit | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	5,830		8,166
PUERTO RICO | Personal
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	1,222,312		1,150,177
PUERTO RICO | Personal | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	429		1,068
PUERTO RICO | Personal | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	659		812
PUERTO RICO | Personal | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	20,790		21,496
PUERTO RICO | Personal | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	0		0
PUERTO RICO | Personal | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	0		0
PUERTO RICO | Personal | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	21,878		23,376
PUERTO RICO | Personal | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[6]	1,200,434		1,126,801
PUERTO RICO | Auto
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		850,813		826,592
PUERTO RICO | Auto | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
PUERTO RICO | Auto | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
PUERTO RICO | Auto | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		5,446		12,321
PUERTO RICO | Auto | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
PUERTO RICO | Auto | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		20		0
PUERTO RICO | Auto | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		5,466		12,321
PUERTO RICO | Auto | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		845,347		814,271
PUERTO RICO | Other
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		157,588		175,529
PUERTO RICO | Other | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
PUERTO RICO | Other | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
PUERTO RICO | Other | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		16,324		19,311
PUERTO RICO | Other | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
PUERTO RICO | Other | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		440		0
PUERTO RICO | Other | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		16,764		19,311
PUERTO RICO | Other | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		140,824		156,218
UNITED STATES
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		6,214,736		5,605,323
UNITED STATES | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		128,079		86,888
UNITED STATES | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		63,122		27,450
UNITED STATES | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		258,233		201,564
UNITED STATES | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		9,618		3,448
UNITED STATES | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		459,052		319,350
UNITED STATES | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		5,755,684		5,285,973
UNITED STATES | Commercial multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,210,693		1,064,296
UNITED STATES | Commercial multi-family | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		11,808		13,537
UNITED STATES | Commercial multi-family | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		6,345		7,796
UNITED STATES | Commercial multi-family | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 7,936		$ 658
Weighted average obligor risk rating		11		11.31
UNITED STATES | Commercial multi-family | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 0		$ 0
UNITED STATES | Commercial multi-family | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Commercial multi-family | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		26,089		21,991
UNITED STATES | Commercial multi-family | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 1,184,604		$ 1,042,305
Weighted average obligor risk rating		7.28		7.26
UNITED STATES | CRE non-owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 1,688,311		$ 1,357,316
UNITED STATES | CRE non-owner occupied | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		46,523		57,111
UNITED STATES | CRE non-owner occupied | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		16,561		9,778
UNITED STATES | CRE non-owner occupied | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 37,178		$ 1,720
Weighted average obligor risk rating		11.04		11.7
UNITED STATES | CRE non-owner occupied | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 0		$ 0
UNITED STATES | CRE non-owner occupied | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | CRE non-owner occupied | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		100,262		68,609
UNITED STATES | CRE non-owner occupied | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 1,588,049		$ 1,288,707
Weighted average obligor risk rating		6.74		6.67
UNITED STATES | CRE owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 318,975		$ 243,745
UNITED STATES | CRE owner occupied | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		28,183		9,271
UNITED STATES | CRE owner occupied | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		30,893		0
UNITED STATES | CRE owner occupied | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 8,590		$ 9,119
Weighted average obligor risk rating		11.1		11.05
UNITED STATES | CRE owner occupied | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 0		$ 0
UNITED STATES | CRE owner occupied | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | CRE owner occupied | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		67,666		18,390
UNITED STATES | CRE owner occupied | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 251,309		$ 225,355
Weighted average obligor risk rating		7.14		7.32
UNITED STATES | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 1,004,983		$ 930,933
UNITED STATES | Commercial and industrial | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		4,019		3,048
UNITED STATES | Commercial and industrial | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		603		937
UNITED STATES | Commercial and industrial | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 123,935		$ 153,793
Weighted average obligor risk rating		11.82		11.65
UNITED STATES | Commercial and industrial | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 0		$ 0
UNITED STATES | Commercial and industrial | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Commercial and industrial | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		128,557		157,778
UNITED STATES | Commercial and industrial | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 876,426		$ 773,155
Weighted average obligor risk rating		6.17		6.15
UNITED STATES | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 4,222,962		$ 3,596,290
UNITED STATES | Commercial | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		90,533		82,967
UNITED STATES | Commercial | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		54,402		18,511
UNITED STATES | Commercial | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 177,639		$ 165,290
Weighted average obligor risk rating		11.59		11.62
UNITED STATES | Commercial | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 0		$ 0
UNITED STATES | Commercial | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Commercial | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		322,574		266,768
UNITED STATES | Commercial | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 3,900,388		$ 3,329,522
Weighted average obligor risk rating		6.8		6.78
UNITED STATES | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 784,660		$ 690,742
UNITED STATES | Construction | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		36,858		3,000
UNITED STATES | Construction | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		8,294		8,153
UNITED STATES | Construction | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 54,276		$ 16,950
Weighted average obligor risk rating		11		11
UNITED STATES | Construction | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 0		$ 0
UNITED STATES | Construction | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Construction | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		99,428		28,103
UNITED STATES | Construction | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 685,232		$ 662,639
Weighted average obligor risk rating		7.7		7.67
UNITED STATES | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 693,628		$ 779,861
UNITED STATES | Mortgages | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Mortgages | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Mortgages | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		14,852		11,711
UNITED STATES | Mortgages | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Mortgages | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Mortgages | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		14,852		11,711
UNITED STATES | Mortgages | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		678,776		768,150
UNITED STATES | Legacy
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		32,980		45,293
UNITED STATES | Legacy | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		688		921
UNITED STATES | Legacy | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		426		786
UNITED STATES | Legacy | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 3,302		$ 4,400
Weighted average obligor risk rating		11.11		11.1
UNITED STATES | Legacy | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 0		$ 0
UNITED STATES | Legacy | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Legacy | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		4,416		6,107
UNITED STATES | Legacy | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 28,564		$ 39,186
Weighted average obligor risk rating		7.93		7.91
UNITED STATES | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 480,506		$ 493,137
UNITED STATES | Consumer | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Consumer | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Consumer | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		8,164		3,213
UNITED STATES | Consumer | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Consumer | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		9,618		3,448
UNITED STATES | Consumer | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		17,782		6,661
UNITED STATES | Consumer | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		462,724		486,476
UNITED STATES | Credit cards
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		100		158
UNITED STATES | Credit cards | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Credit cards | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Credit cards | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		11		30
UNITED STATES | Credit cards | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Credit cards | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Credit cards | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		11		30
UNITED STATES | Credit cards | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		89		128
UNITED STATES | Home equity lines of credit
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		182,085		252,175
UNITED STATES | Home equity lines of credit | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Home equity lines of credit | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Home equity lines of credit | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		6,084		1,923
UNITED STATES | Home equity lines of credit | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Home equity lines of credit | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		8,914		2,839
UNITED STATES | Home equity lines of credit | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		14,998		4,762
UNITED STATES | Home equity lines of credit | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		167,087		247,413
UNITED STATES | Personal
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		298,002		240,607
UNITED STATES | Personal | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Personal | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Personal | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,069		1,252
UNITED STATES | Personal | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Personal | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		704		609
UNITED STATES | Personal | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,773		1,861
UNITED STATES | Personal | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		295,229		238,746
UNITED STATES | Auto
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income				9
UNITED STATES | Auto | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income				0
UNITED STATES | Auto | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income				0
UNITED STATES | Auto | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income				0
UNITED STATES | Auto | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income				0
UNITED STATES | Auto | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income				0
UNITED STATES | Auto | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income				0
UNITED STATES | Auto | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income				9
UNITED STATES | Other
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		319		188
UNITED STATES | Other | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Other | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Other | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		8
UNITED STATES | Other | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Other | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		0
UNITED STATES | Other | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0		8
UNITED STATES | Other | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 319		$ 180

[1]
Includes $7.1 billion pledged to secure credit facilities and public funds that the secured parties are not permitted to sell or repledge the collateral, of which $4.6 billion were pledged at the Federal Home Loan Bank ("FHLB") as collateral for borrowings, $2.0 billion at the Federal Reserve Bank ("FRB") for discount window borrowings and $0.5 billion serve as collateral for public funds.

[2]	Non-covered loans held-in-portfolio are net of $131 million in unearned income and exclude $132 million in loans held-for-sale.
[3]
Includes $7.3 billion pledged to secure credit facilities and public funds that the secured parties are not permitted to sell or repledge the collateral, of which $4.5 billion were pledged at the FHLB as collateral for borrowings, $2.3 billion at the FRB for discount window borrowings and $0.5 billion serve as collateral for public funds.

[4]	Non-covered loans held-in-portfolio are net of $121 million in unearned income and exclude $89 million in loans held-for-sale.
[5]
The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the BPNA segment.

[6]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.